Financial Statements of Guarantors (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Balance Sheet

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Unaudited)

June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$45.9	$—	$—	$84.3	$—	$130.2
Trade accounts receivable, net	—	107.4	23.9	48.1	—	179.4
Due from (to) affiliates	(37.8)	(81.3)	76.0	61.1	(18.0)	—
Other current assets	(10.7)	48.6	(0.7)	6.4	—	43.6

Total current assets	(2.6)	74.7	99.2	199.9	(18.0)	353.2
Property, plant and equipment, net	—	84.9	7.3	16.7	—	108.9
Other marketable securities	—	10.9	—	—	—	10.9
Goodwill	—	1,145.6	136.2	511.1	—	1,792.9
Other intangibles, net	—	1,584.5	74.6	189.8	—	1,848.9
Other assets	1,606.7	1,064.3	2.5	41.8	(2,619.1)	96.2

Total assets	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$42.5	$22.8	$15.4	$—	$80.7
Current portion of long-term debt	—	9.5	—	18.0	(18.0)	9.5
Other current liabilities	8.5	58.1	5.2	17.8	—	89.6

Total current liabilities	8.5	110.1	28.0	51.2	(18.0)	179.8
Long-term debt	—	1,659.0	—	6.5	(6.5)	1,659.0
Other liabilities	(19.7)	585.6	2.3	78.4	—	646.6

Total liabilities	(11.2)	2,354.7	30.3	136.1	(24.5)	2,485.4

Redeemable noncontrolling interests	—	—	—	20.4	—	20.4
Total TransUnion Corp stockholders’ equity	1,615.3	1,610.2	289.5	712.9	(2,612.6)	1,615.3
Noncontrolling interests	—	—	—	89.9	—	89.9

Total stockholders’ equity	1,615.3	1,610.2	289.5	802.8	(2,612.6)	1,705.2

Total liabilities and stockholders’ equity	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Audited)

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6
Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1
Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7
Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6

Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1

Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7

Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Predecessor

December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$34.6	$1.0	$0.1	$72.1	$—	$107.8
Trade accounts receivable, net	—	89.5	15.0	34.9	—	139.4
Due from (to) affiliates	19.7	(40.7)	3.0	18.0	—	—
Other current assets	9.2	41.8	—	4.4	—	55.4
Current assets of discontinued operations	—	—	—	0.1	—	0.1

Total current assets	63.5	91.6	18.1	129.5	—	302.7

Property, plant and equipment, net	—	73.5	9.4	26.1	—	109.0
Other marketable securities	—	10.3	—	—	—	10.3
Goodwill	—	6.3	189.9	79.0	—	275.2
Other intangibles, net	—	127.9	73.5	29.4	—	230.8
Other assets	(877.5)	526.3	2.4	39.4	387.2	77.8

Total assets	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$0.3	$46.0	$16.8	$12.0	$—	$75.1
Current portion of long-term debt	10.3	9.5	0.9	1.1	—	21.8
Other current liabilities	24.0	49.0	6.7	20.5	—	100.2
Current liabilities of discontinued operations	—	—	—	0.4	—	0.4

Total current liabilities	34.6	104.5	24.4	34.0	—	197.5
Long-term debt	—	1,578.4	—	7.5	(6.5)	1,579.4
Other liabilities	—	30.3	6.5	16.5	—	53.3

Total liabilities	34.6	1,713.2	30.9	58.0	(6.5)	1,830.2

Total TransUnion Corp stockholders’ equity	(848.6)	(877.3)	262.4	221.2	393.7	(848.6)
Noncontrolling interests	—	—	—	24.2	—	24.2

Total stockholders’ equity	(848.6)	(877.3)	262.4	245.4	393.7	(824.4)

Total liabilities and stockholders’ equity	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

Consolidating Statement Of Income

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$180.8	$67.6	$67.1	$(14.7)	$300.8
Operating expenses
Cost of services	—	78.6	31.7	20.8	(9.8)	121.3
Selling, general and administrative	—	57.6	19.4	22.7	(5.2)	94.5
Depreciation and amortization	—	35.9	3.3	6.0	—	45.2

Total operating expenses	—	172.1	54.4	49.5	(15.0)	261.0
Operating income	—	8.7	13.2	17.6	0.3	39.8
Non-operating income and expense
Interest expense	—	(25.2)	—	(0.2)	0.2	(25.2)
Interest income	—	0.2	—	0.2	(0.2)	0.2
Other income and (expense), net	11.3	27.9	1.7	0.3	(39.6)	1.6

Total non-operating income and expense	11.3	2.9	1.7	0.3	(39.6)	(23.4)
Income (loss) from operations before income taxes	11.3	11.6	14.9	17.9	(39.3)	16.4
Provision for income taxes	(1.1)	(0.3)	—	(3.1)	—	(4.5)

Net income (loss)	10.2	11.3	14.9	14.8	(39.3)	11.9
Less: net income attributable to noncontrolling interests	—	—	—	(1.7)	—	(1.7)

Net income (loss) attributable to TransUnion Corp	$10.2	$11.3	$14.9	$13.1	$(39.3)	$10.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$356.5	$136.0	$129.1	$(30.3)	$591.3
Operating expenses
Cost of services	—	157.8	60.8	40.9	(20.5)	239.0
Selling, general and administrative	—	107.3	39.2	41.4	(10.4)	177.5
Depreciation and amortization	—	71.1	7.2	12.2	—	90.5

Total operating expenses	—	336.2	107.2	94.5	(30.9)	507.0
Operating income	—	20.3	28.8	34.6	0.6	84.3
Non-operating income and expense
Interest expense	—	(51.0)	—	(0.5)	0.5	(51.0)
Interest income	—	0.5	—	0.5	(0.5)	0.5
Other income and (expense), net	25.4	56.2	1.6	(0.3)	(82.0)	0.9

Total non-operating income and expense	25.4	5.7	1.6	(0.3)	(82.0)	(49.6)
Income (loss) from operations before income taxes	25.4	26.0	30.4	34.3	(81.4)	34.7
Provision for income taxes	(5.0)	(0.6)	—	(5.8)	—	(11.4)

Net income (loss)	20.4	25.4	30.4	28.5	(81.4)	23.3
Less: net income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Net income (loss) attributable to TransUnion Corp	$20.4	$25.4	$30.4	$25.6	$(81.4)	$20.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$117.0	$42.4	$43.6	$(12.1)	$190.9
Operating expenses
Cost of services	—	51.5	18.0	13.3	(8.2)	74.6
Selling, general and administrative	—	31.2	11.3	11.9	(4.1)	50.3
Depreciation and amortization	—	23.8	3.1	2.1	—	29.0

Total operating expenses	—	106.5	32.4	27.3	(12.3)	153.9
Operating income	—	10.5	10.0	16.3	0.2	37.0
Non-operating income and expense
Interest expense	—	(18.4)	—	(0.1)	0.1	(18.4)
Interest income	—	—	—	0.2	(0.1)	0.1
Other income and (expense), net	14.0	22.2	—	(0.2)	(35.6)	0.4

Total non-operating income and expense	14.0	3.8	—	(0.1)	(35.6)	(17.9)
Income (loss) before income taxes	14.0	14.3	10.0	16.2	(35.4)	19.1
Provision for income taxes	(4.4)	—	—	(3.9)	—	(8.3)

Net income (loss)	9.6	14.3	10.0	12.3	(35.4)	10.8
Less: net income attributable to noncontrolling interests	—	—	—	(1.2)	—	(1.2)

Net income (loss) attributable to TransUnion Corp	$9.6	$14.3	$10.0	$11.1	$(35.4)	$9.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$54.9	$21.2	$22.4	$(6.1)	$92.4
Operating expenses
Cost of services	—	42.7	9.2	9.4	(4.3)	57.0
Selling, general and administrative	—	75.0	8.6	12.1	(1.8)	93.9
Depreciation and amortization	—	4.9	1.4	1.0	—	7.3

Total operating expenses	—	122.6	19.2	22.5	(6.1)	158.2
Operating income (loss)	—	(67.7)	2.0	(0.1)	—	(65.8)
Non-operating income and expense
Interest expense	—	(9.8)	—	(0.1)	0.1	(9.8)
Interest income	—	—	—	0.2	—	0.2
Other income and (expense), net	(96.9)	0.3	—	(0.5)	76.2	(20.9)

Total non-operating income and expense	(96.9)	(9.5)	—	(0.4)	76.3	(30.5)
Income (loss) before income taxes	(96.9)	(77.2)	2.0	(0.5)	76.3	(96.3)
(Provision) benefit for income taxes	31.8	(1.3)	—	1.3	—	31.8

Net income (loss)	(65.1)	(78.5)	2.0	0.8	76.3	(64.5)
Less: net income attributable to noncontrolling interests	—	—	—	(0.6)	—	(0.6)

Net income (loss) attributable to TransUnion Corp	$(65.1)	$(78.5)	$2.0	$0.2	$76.3	$(65.1)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0
Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2
Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)
Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)
Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)
Provision for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)
Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$465.7	$168.2	$176.1	$(43.0)	$767.0

Operating expenses
Cost of services	—	202.3	72.9	52.9	(29.9)	298.2
Selling, general and administrative	—	135.5	39.3	50.9	(14.0)	211.7
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0

Total operating expenses	—	429.1	119.9	119.8	(43.9)	624.9

Operating income	—	36.6	48.3	56.3	0.9	142.1

Non-operating income and expense
Interest expense	—	(73.1)	—	0.1	0.2	(72.8)
Interest income	—	0.2	—	0.8	(0.2)	0.8
Other income and (expense), net	61.2	60.7	—	(3.4)	(116.4)	2.1

Total non-operating income and expense	61.2	(12.2)	—	(2.5)	(116.4)	(69.9)

Income (loss) before income taxes	61.2	24.4	48.3	53.8	(115.5)	72.2

(Provision) benefit for income taxes	(18.2)	37.1	(21.8)	(21.4)	—	(24.3)

Net income (loss)	43.0	61.5	26.5	32.4	(115.5)	47.9

Less: net income attributable to noncontrolling interests	—	—	—	(4.9)	—	(4.9)

Net income (loss) attributable to TransUnion Corp	$43.0	$61.5	$26.5	$27.5	$(115.5)	$43.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0

Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2

Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)

Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)

Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)

(Provision) benefit for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)

Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$637.3	$209.4	$238.4	$(61.1)	$1,024.0
Operating expenses
Cost of services	—	295.1	88.3	79.5	(41.4)	421.5
Selling, general and administrative	0.3	166.9	63.0	55.4	(21.1)	264.5
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3

Total operating expenses	0.3	522.9	168.4	142.2	(62.5)	771.3
Operating income (loss)	(0.3)	114.4	41.0	96.2	1.4	252.7
Non-operating income and expense
Interest expense	(1.3)	(124.9)	—	(0.2)	—	(126.4)
Interest income	—	0.1	—	0.6	—	0.7
Other income and (expense), net	42.9	28.0	(0.1)	(4.7)	(126.0)	(59.9)

Total non-operating income and expense	41.6	(96.8)	(0.1)	(4.3)	(126.0)	(185.6)
Income (loss) from continuing operations before income taxes	41.3	17.6	40.9	91.9	(124.6)	67.1
Benefit (provision) for income taxes	(0.5)	25.3	(20.9)	(21.7)	—	(17.8)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Net income (loss)	40.8	42.9	20.0	69.7	(124.6)	48.8
Less: net income attributable to noncontrolling interests	—	—	—	(8.0)	—	(8.0)

Net income (loss) attributable to TransUnion Corp	$40.8	$42.9	$20.0	$61.7	$(124.6)	$40.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$614.8	$175.6	$215.4	$(49.3)	$956.5
Operating expenses
Cost of services	—	293.9	72.5	65.3	(35.9)	395.8
Selling, general and administrative	0.3	169.1	56.6	51.7	(14.7)	263.0
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6

Total operating expenses	0.3	519.9	147.3	123.5	(50.6)	740.4
Operating income (loss)	(0.3)	94.9	28.3	91.9	1.3	216.1
Non-operating income and expense
Interest expense	(1.2)	(88.6)	—	(0.3)	—	(90.1)
Interest income	0.3	0.2	—	0.5	—	1.0
Other income and (expense), net	38.0	30.3	(0.4)	(1.7)	(110.2)	(44.0)

Total non-operating income and expense	37.1	(58.1)	(0.4)	(1.5)	(110.2)	(133.1)
Income (loss) from continuing operations before income taxes	36.8	36.8	27.9	90.4	(108.9)	83.0
Benefit (provision) for income taxes	(0.2)	0.8	(13.6)	(33.3)	—	(46.3)

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Discontinued operations, net of tax	—	—	—	8.2	—	8.2

Net income (loss)	36.6	37.6	14.3	65.3	(108.9)	44.9
Less: net income attributable to noncontrolling interests	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to TransUnion Corp	$36.6	$37.6	$14.3	$57.0	$(108.9)	$36.6

Consolidating Statement Of Comprehensive Income

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$10.2	$11.3	$14.9	$14.8	$(39.3)	$11.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(23.9)	(23.9)	—	(26.3)	47.8	(26.3)
Net unrealized gain on hedges	2.9	2.9	—	—	(2.9)	2.9

Total other comprehensive income (loss), net of tax	(21.0)	(21.0)	—	(26.3)	44.9	(23.4)

Comprehensive income (loss)	(10.8)	(9.7)	14.9	(11.5)	5.6	(11.5)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.7	—	0.7

Comprehensive income (loss) attributable to TransUnion Corp	$(10.8)	$(9.7)	$14.9	$(10.8)	$5.6	$(10.8)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$20.4	$25.4	$30.4	$28.5	$(81.4)	$23.3
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(40.5)	(40.5)	—	(43.7)	81.0	(43.7)
Net unrealized gain on hedges	3.1	3.1	—	—	(3.1)	3.1

Total other comprehensive income (loss), net of tax	(37.4)	(37.4)	—	(43.7)	77.9	(40.6)

Comprehensive income (loss)	(17.0)	(12.0)	30.4	(15.2)	(3.5)	(17.3)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.3	—	0.3

Comprehensive income (loss) attributable to TransUnion Corp	$(17.0)	$(12.0)	$30.4	$(14.9)	$(3.5)	$(17.0)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$9.6	$14.3	$10.0	$12.3	$(35.4)	$10.8
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(5.6)	(5.6)	—	(6.4)	11.2	(6.4)
Net unrealized loss on hedges	(2.0)	(2.0)	—	—	2.0	(2.0)

Total other comprehensive income (loss), net of tax	(7.6)	(7.6)	—	(6.4)	13.2	(8.4)
Comprehensive income (loss)	2.0	6.7	10.0	5.9	(22.2)	2.4
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Comprehensive income (loss) attributable to TransUnion Corp	$2.0	$6.7	$10.0	$5.5	$(22.2)	$2.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(65.1)	$(78.5)	$2.0	$0.8	$76.3	$(64.5)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)

Total other comprehensive income (loss), net of tax	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)
Comprehensive income (loss)	(67.5)	(80.9)	2.0	(2.1)	81.1	(67.4)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Comprehensive income (loss) attributable to TransUnion Corp	$(67.5)	$(80.9)	$2.0	$(2.2)	$81.1	$(67.5)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss) , net of tax	2.2	2.2	—	2.5	(4.4)	2.5
Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(20.7)	(20.7)	—	(22.7)	41.4	(22.7)
Net unrealized loss on hedges	(3.7)	(3.7)	—	—	3.7	(3.7)

Total other comprehensive income (loss), net of tax	(24.4)	(24.4)	—	(22.7)	45.1	(26.4)

Comprehensive income (loss)	18.6	37.1	26.5	9.7	(70.4)	21.5
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Comprehensive income (loss) attributable to TransUnion Corp	$18.6	$37.1	$26.5	$6.8	$(70.4)	$18.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss), net of tax	2.2	2.2	—	2.5	(4.4)	2.5

Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Total other comprehensive income (loss), net of tax	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Comprehensive income (loss)	27.9	30.0	20.0	55.2	(98.8)	34.3
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(6.4)	—	(6.4)

Comprehensive income (loss) attributable to TransUnion Corp	$27.9	30.0	$20.0	$48.8	$(98.8)	$27.9

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	8.6	8.6	—	9.4	(17.2)	9.4
Net unrealized loss on hedges	(1.1)	(1.1)	—	—	1.1	(1.1)

Total other comprehensive income (loss), net of tax	7.5	7.5	—	9.4	(16.1)	8.3

Comprehensive income (loss)	44.1	45.1	14.3	74.7	(125.0)	53.2
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9.1)	—	(9.1)

Comprehensive income (loss) attributable to TransUnion Corp	$44.1	$45.1	$14.3	$65.6	$(125.0)	$44.1

Consolidating Statement Of Cash Flows

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash provided by (used in) operating activities	$19.7	$39.5	$3.4	$31.6	$—	$94.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(20.8)	(6.6)	(2.8)	—	(30.2)
Proceeds from sale of trading securities	—	2.2	—	—	—	2.2
Investments in trading securities	—	(1.4)	—	—	—	(1.4)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(30.3)	—	(30.3)
Proceeds from sale of other assets	—	0.9	3.2	0.1	—	4.2
Issuance of intercompany notes	—	(32.0)	—	—	32.0	—
Proceeds from repayment of intercompany notes	—	19.5	—	—	(19.5)	—
Other	—	—	—	1.1	—	1.1

Cash provided by (used in) investing activities	—	(31.6)	(3.4)	(31.9)	12.5	(54.4)
Cash flows from financing activities:
Proceeds from senior secured credit facility	—	923.4	—	—	—	923.4
Extinguishment of senior secured credit facility	—	(923.4)	—	—	—	(923.4)
Repayments of debt	—	(4.8)	—	(1.0)	—	(5.8)
Debt financing fees	—	(3.2)	—	—	—	(3.2)
Distributions to noncontrolling interests	—	—	—	(1.1)	—	(1.1)
Dividends to TransUnion Holding	(49.1)	—	—	—	—	(49.1)
Proceeds from intercompany notes	—	—	—	32.0	(32.0)	—
Repayment of intercompany notes	—	—	—	(19.5)	19.5	—
Other	—	0.1	—	—	—	0.1

Cash provided by (used in) financing activities	(49.1)	(7.9)	—	10.4	(12.5)	(59.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4.8)	—	(4.8)

Net change in cash and cash equivalents	(29.4)	—	—	5.3	—	(24.1)
Cash and cash equivalents, beginning of period	75.3	—	—	79.0	—	154.3

Cash and cash equivalents, end of period	$45.9	$—	$—	$84.3	$—	$130.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(1.5)	$11.5	$1.3	$—	$—	$11.3
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(5.0)	(1.4)	(1.0)	—	(7.4)
Investments in trading securities	—	(0.1)	—	—	—	(0.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(10.5)	—	(10.5)
Proceeds from notes receivable	—	—	—	4.0	(4.0)	—

Cash provided by (used in) investing activities	—	(5.1)	(1.4)	(7.5)	(4.0)	(18.0)
Cash flows from financing activities:
Repayments of debt	—	(6.4)	—	—	4.0	(2.4)
Change in control transaction fees	(0.3)	—	—	—	—	(0.3)
Distributions to noncontrolling interests	—	—	—	(0.3)		(0.3)
Other	—	—	0.1		—	0.1

Cash provided by (used in) financing activities	(0.3)	(6.4)	0.1	(0.3)	4.0	(2.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.8)	—	(0.8)

Net change in cash and cash equivalents	(1.8)	—	—	(8.6)	—	(10.4)
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$33.4	$—	$—	$52.6	$—	$86.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$34.8	$(3.5)	$4.5	$16.5	$0.1	$52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
issuance of notes receivable	—	—	—	(4.1)	4.1	—
Proceeds from sale of other assets	—	—	0.2	—	—	0.2
Other	—	—	(0.3)	1.0	—	0.7

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)
Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Distributions to noncontrolling interests	—	—	—	(0.4)		(0.4)
Other	(1.7)	—	—	0.1	(0.1)	(1.7)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0
Stock-based compensation	—	2.2	0.1	—	—	2.3
Provision (reduction) for losses on trade accounts receivable	—	—	(2.1)	0.2	—	(1.9)
Change in control transaction fees	0.4	—	—	—	—	0.4
Deferred taxes	14.6	(12.1)	5.0	4.3	—	11.8
Amortization of 11.375% notes purchase accounting fair value adjustment	—	(10.8)	—	—	—	(10.8)
Equity in net income of affiliates, net of dividends	—	1.4	—	(0.1)	—	1.3
Equity in net (income) loss from subsidiaries	(61.5)	(54.0)	—	—	115.5	—
Other	—	(0.5)	—	3.1	—	2.6
Changes in assets and liabilities:
Trade accounts receivable	—	2.3	2.1	(5.4)	—	(1.0)
Other current and long-term assets	72.0	(27.4)	(28.0)	(13.8)	—	2.8
Trade accounts payable	—	5.6	(3.4)	(3.4)	—	(1.2)
Other current and long-term liabilities	(80.9)	(1.1)	(1.1)	5.6	—	(77.5)

Cash provided by (used in) operating activities	(12.4)	58.4	6.8	38.9	—	91.7
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(36.9)	(6.9)	(5.0)	—	(48.8)
Investments in trading securities	—	(0.5)	—	—	—	(0.5)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(14.2)	—	(14.2)
Acquisition related deposits	—	—	—	3.7	—	3.7
Proceeds from notes receivable	—	—	—	3.9	(3.9)	—
Other	—	—	0.1	(1.5)	—	(1.4)

Cash used in investing activities	—	(37.4)	(6.8)	(13.1)	(3.9)	(61.2)

Cash flows from financing activities:
Repayments of debt	—	(21.0)	—	(0.1)	3.9	(17.2)
Change in control transaction fees	(0.4)	—	—	—	—	(0.4)
Distributions to noncontrolling interests	—	—	—	(7.2)	—	(7.2)
Dividends to TransUnion Holding	(27.9)	—	—	—	—	(27.9)
Stockholder contributions	80.8	—	—	—	—	80.8

Cash provided by (used in) financing activities	52.5	(21.0)	—	(7.3)	3.9	28.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.7)	—	(0.7)

Net change in cash and cash equivalents	40.1	—	—	17.8	—	57.9
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$75.3	$—	$—	$79.0	$—	$154.3

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2
Stock-based compensation	—	1.8	—	0.2	—	2.0
Deferred financing fees	—	3.9	—	—	—	3.9
Provision (reduction) for losses on trade accounts receivable	—	0.4	2.5	0.2	—	3.1
Change in control transaction fees	20.9	—	—	—	—	20.9
Deferred taxes	(17.6)	—	—	(0.7)	—	(18.3)
Equity in net income of affiliates, net of dividends	—	(2.4)	—	(1.3)	—	(3.7)
Equity in net (income) loss from subsidiaries	51.8	(25.5)	—	—	(26.3)	—
Loss (gain) on sale or exchange of property	—	0.1	—	—	—	0.1
Other	(0.1)	(0.6)	—	(0.1)	0.1	(0.7)
Changes in assets and liabilities:
Trade accounts receivable	—	(11.3)	(7.0)	(6.4)	—	(24.7)
Other current and long-term assets	(34.3)	47.9	(15.8)	3.7	—	1.5
Trade accounts payable	(0.1)	(5.8)	6.2	1.3	—	1.6
Other current and long-term liabilities	69.1	20.0	2.7	(1.9)	—	89.9

Cash provided by (used in) operating activities	34.8	(3.5)	4.5	16.5	0.1	52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
Issuance of notes receivable	—	—	—	(4.1)	4.1	—
Other	—	—	(0.1)	1.0	—	0.9

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)

Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Treasury stock purchases	(1.3)	—	—	—	—	(1.3)
Dividends to noncontrolling interests	—	—	—	(0.4)	—	(0.4)
Other	(0.4)	—	—	0.1	(0.1)	(0.4)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8
Less: income (loss) from discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3
Loss on early extinguishment of debt	—	59.3	—	—	—	59.3
Stock-based compensation	—	4.1	0.1	0.4	—	4.6
Deferred financing fees	—	4.2	—	—	—	4.2
Provision for losses on trade accounts receivable	—	1.0	0.3	0.6	—	1.9
Deferred taxes	(0.1)	(4.6)	1.1	0.1	—	(3.5)
Equity in net income of affiliates, net of dividends	—	(1.9)	—	(1.5)	—	(3.4)
Loss (gain) on sale or exchange of property	—	—	(0.3)	—	—	(0.3)
Other	—	0.3	1.8	0.7	—	2.8
Equity in net (income) loss from subsidiaries	(42.9)	(81.7)	—	—	124.6	—
Changes in assets and liabilities:
Trade accounts receivable	—	(4.2)	(2.8)	(4.6)	—	(11.6)
Other current and long-term assets	(49.1)	5.3	14.0	26.5	—	(3.3)
Trade accounts payable	0.1	6.4	5.3	3.1	—	14.9
Other current and long-term liabilities	13.6	(14.1)	—	4.8	—	4.3

Cash provided by (used in) operating activities of continuing operations	(37.6)	77.9	56.6	107.6	—	204.5
Cash used in operating activities of discontinued operations	—	—	—	(1.3)	—	(1.3)

Cash provided by (used in) operating activities	(37.6)	77.9	56.6	106.3	—	203.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(60.0)	(5.3)	(8.7)	—	(74.0)
Investments in trading securities	—	(1.2)	—	—	—	(1.2)
Proceeds from sale of trading securities	—	9.9	—	—	—	9.9
Proceeds from sale and redemption of investments in available-for-sale securities	—	—	0.2	—	—	0.2
Investments in held-to-maturity securities	—	—	—	(6.3)	—	(6.3)
Proceeds from held-to-maturity securities	—	—	—	6.3	—	6.3
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	(50.7)	(54.5)	—	(105.2)
Acquisition related deposits	—	—	—	(8.6)	—	(8.6)
Other	—	(2.5)	—	(0.2)	—	(2.7)

Cash used in investing activities	—	(53.8)	(55.8)	(72.0)	—	(181.6)

Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Extinguishment of senior secured term loan	—	(945.2)	—	—	—	(945.2)
Prepayment fee on early extinguishment of senior secured term loan	—	(9.5)	—	—	—	(9.5)
Repayments of debt	(3.9)	(7.1)	(0.7)	—	—	(11.7)
Treasury stock purchases	(0.2)	—	—	—	—	(0.2)
Distribution of merger consideration	(4.3)	—	—	—	—	(4.3)
Debt financing fees	—	(11.3)	—	—	—	(11.3)
Distributions to noncontrolling interests	—	—	—	(8.5)	—	(8.5)
Stockholder contribution	—	—	—	0.3	—	0.3
Other	(0.8)	—	—	—	—	(0.8)

Cash used in financing activities	(9.2)	(23.1)	(0.7)	(8.2)	—	(41.2)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3.8)	—	(3.8)

Net change in cash and cash equivalents	(46.8)	1.0	0.1	22.3	—	(23.4)
Cash and cash equivalents, beginning of period	81.4	—	—	49.8	—	131.2

Cash and cash equivalents, end of period	$34.6	$1.0	$0.1	$72.1	$—	$107.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9
Less: income (loss) from discontinued operations, net of tax	—	—	—	8.2	—	8.2

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6
Loss on early extinguishment of debt	—	11.0	—	—	—	11.0
Stock-based compensation	—	28.7	—	—	—	28.7
Deferred financing fees	—	17.1	—	—	—	17.1
Provision (benefit) for losses on trade accounts receivable	—	1.0	(0.1)	0.6	—	1.5
Change in control transaction fees	—	27.7	—	—	—	27.7
Equity in net income of affiliates, net of dividends	—	(1.0)	—	(2.5)	—	(3.5)
Deferred taxes	—	7.9	0.5	4.3	—	12.7
Loss (gain) on sale or exchange of property	—	(3.9)	—	0.1	—	(3.8)
Other	(0.3)	(0.4)	—	0.1	0.1	(0.5)
Equity in net (income) loss from subsidiaries	(37.6)	(71.3)	—	—	108.9	—
Dividends received from subsidiaries	1,087.2	23.4	—	—	(1,110.6)	—
Changes in assets and liabilities:
Trade accounts receivable	—	(5.3)	(4.2)	(3.1)	—	(12.6)
Other current and long-term assets	34.2	(20.7)	(15.4)	(0.5)	0.3	(2.1)
Trade accounts payable	—	4.8	5.4	(1.2)	—	9.0
Other current and long-term liabilities	0.8	11.8	(6.8)	(4.4)	(0.3)	1.1

Cash provided by (used in) operating activities of continuing operations	1,120.9	125.3	11.9	57.0	(1,110.5)	204.6
Cash used in operating activities of discontinued operations	—	—	—	(4.2)	—	(4.2)

Cash provided by (used in) operating activities	1,120.9	125.3	11.9	52.8	(1,110.5)	200.4

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(26.0)	(11.9)	(8.9)	—	(46.8)
Investments in trading securities	—	(1.3)	—	—	—	(1.3)
Proceeds from sale of trading securities	—	1.3	—	—	—	1.3
Proceeds from sale and redemption of investments in available-for-sale securities	114.4	—	—	—	—	114.4
Proceeds from held-to-maturity securities	—	—	—	4.9	—	4.9
Proceeds from sale of assets of discontinued operations	—	—	—	10.6	—	10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	(3.1)	—	(14.0)	3.1	(14.0)
Other	—	16.5	—	0.3	(15.5)	1.3

Cash provided by (used in) investing activities	114.4	(12.6)	(11.9)	(7.1)	(12.4)	70.4
Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Proceeds from issuance of 11.375% notes	—	645.0	—	—	—	645.0
Proceeds from RFC loan	16.7	—	—	—	—	16.7
Proceeds from revolving line of credit	—	15.0	—	—	—	15.0
Repayments of debt	(89.1)	(520.4)	—	(15.5)	15.5	(609.5)
Treasury stock purchases	(5.4)	—	—	—	—	(5.4)
Distribution of merger consideration	(1,178.6)	—	—	—	—	(1,178.6)
Debt financing fees	—	(85.5)	—	—	—	(85.5)
Change in control transaction fees	—	(27.7)	—	—	—	(27.7)
Dividends to Parent	—	(1,087.2)	—	(23.4)	1,110.6	—
Distributions to noncontrolling interests	—	—	—	(8.6)	—	(8.6)
Other	0.1	(1.9)	—	3.1	(3.2)	(1.9)

Cash provided by (used in) financing activities	(1,256.3)	(112.7)	—	(44.4)	1,122.9	(290.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	—	1.8

Net change in cash and cash equivalents	(21.0)	—	—	3.1	—	(17.9)
Cash and cash equivalents, beginning of period	102.4	—	—	46.7	—	149.1

Cash and cash equivalents, end of period	$81.4	$—	$—	$49.8	$—	$131.2